Document And Entity Information - shares	12 Months Ended
	Sep. 30, 2021	Jan. 26, 2022
Document Information Line Items
Entity Registrant Name	EZGO Technologies Ltd.
Trading Symbol	EZGO
Document Type	20-F
Current Fiscal Year End Date	--09-30
Entity Common Stock, Shares Outstanding		13,626,891
Amendment Flag	false
Entity Central Index Key	0001806904
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Sep. 30, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39833
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	Building #A, Floor 2, Changzhou Institute of Dalian University of Technology
Entity Address, Address Line Two	Science and Education Town
Entity Address, Address Line Three	Wujin District
Entity Address, City or Town	Changzhou City Jiangsu
Entity Address, Country	CN
Entity Address, Postal Zip Code	213164
Title of 12(b) Security	Ordinary shares, par value US$0.001 per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Business Contact
Document Information Line Items
Entity Address, Address Line One	Building #A, Floor 2, Changzhou Institute of Dalian University of Technology
Entity Address, Address Line Two	Science and Education Town
Entity Address, Address Line Three	Wujin District
Entity Address, City or Town	Changzhou City Jiangsu
Entity Address, Country	CN
Entity Address, Postal Zip Code	213164
Contact Personnel Name	Jianhui Ye
City Area Code	(86)
Local Phone Number	0519-83683805